Provisions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Provision for closure of mining units and exploration projects at future value	$ 448,000	$ 316,900
Potential liability in the form of fines and interest	387,100
Letter of credit	$ 194,800	186,300
Minimum
Provisions
Discount rate used to reflect time value of money for provisions	1.16%
Period Used To Reflect Time Value Of Money For Provisions	1 year
Maximum
Provisions
Discount rate used to reflect time value of money for provisions	4.03%
Period Used To Reflect Time Value Of Money For Provisions	16 years
Sociedad Minera Cerro Verde S.A.A.
Provisions
Other provisions	$ 253,043	254,438
Other non-current provisions	250,507	247,427
Sociedad Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Provisions
Other non-current provisions	10,188	5,783
Sociedad Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Provisions
Other non-current provisions	237,252	234,126
Future value of non current provisions	$ 726,900	$ 726,900
Annual risk free rate	4.81%	4.78%
Sociedad Minera Cerro Verde S.A.A. | La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	$ 4,200	$ 4,300
Sociedad Minera Cerro Verde S.A.A. | Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	6,100	$ 6,100
Sociedad Minera Cerro Verde S.A.A. | Ministry of Energy and Mines [Member]
Provisions
Letter of credit	$ 153,100